Subsequent Events (Details)					1 Months Ended		12 Months Ended
	Apr. 02, 2020 $ / shares shares	Feb. 25, 2020 $ / shares	Nov. 01, 2018 shares	Sep. 07, 2018 shares	Jan. 31, 2020	Nov. 30, 2019 USD ($) vessel building	Dec. 31, 2019 USD ($) interest_rate_swap_transactions $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) derivative_instrument
Subsequent Event [Line Items]
Number of vessels with a replacement option | vessel						2
Number of interest rate swap transactions (in interest rate swap transactions) | interest_rate_swap_transactions							5
Derivative notional amount							$ 175,000,000	$ 0.0
Number of options granted (in shares) | shares			30,000	111,000			0	141,000
Options granted, contractual term			5 years	5 years
Granted during the year (in dollars per share) | $ / shares							$ 0	$ 15.00
$629 Million Facility
Subsequent Event [Line Items]
Face amount						$ 629,000,000
Number of buildings under financing | building						5
Term						20 years
Undrawn credit lines, remaining term						6 months
Minimum liquidity requirement, amount of net interest bearing debt						$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)						5.00%
Commercial Loan | $629 Million Facility
Subsequent Event [Line Items]
Face amount						$ 250,000,000
Term						5 years
Guaranteed Loan | $629 Million Facility
Subsequent Event [Line Items]
Face amount						$ 189,100,000
Term						6 years
Direct Loan | $629 Million Facility
Subsequent Event [Line Items]
Face amount						$ 189,900,000
Term						12 years
Guaranteed Loan and Direct Loan | $629 Million Facility
Subsequent Event [Line Items]
Term						12 years
Maximum | $629 Million Facility
Subsequent Event [Line Items]
Amount available for drawdown, percent						65.00%
Amount available for drawdown						$ 125,800,000
Maximum | Accordion Option | $629 Million Facility
Subsequent Event [Line Items]
Face amount						$ 10,000,000
Minimum | $629 Million Facility
Subsequent Event [Line Items]
Book equity ratio						0.25
London Interbank Offered Rate (LIBOR) | Commercial Loan | $629 Million Facility
Subsequent Event [Line Items]
Basis spread on variable rate (percent)						2.35%
London Interbank Offered Rate (LIBOR) | Guaranteed Loan | $629 Million Facility
Subsequent Event [Line Items]
Basis spread on variable rate (percent)						1.20%
London Interbank Offered Rate (LIBOR) | Direct Loan | $629 Million Facility
Subsequent Event [Line Items]
Basis spread on variable rate (percent)						2.25%
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in dollars per share) | $ / shares		$ 0.10
Time charter agreement, extension period					12 months
Number of options granted (in shares) | shares	45,000
Options granted, contractual term	5 years
Interest rate swap | Subsequent Event
Subsequent Event [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | derivative_instrument									7
Weighted average interest rate (percent)									1.32%
Interest rate swap maturing in July 2025 | Subsequent Event
Subsequent Event [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | derivative_instrument									4
Derivative notional amount									$ 225,000,000
Interest rate swap maturing in September 2025 | Subsequent Event
Subsequent Event [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | derivative_instrument									3
Derivative notional amount									$ 85,000,000
Options issued (in shares)
Subsequent Event [Line Items]
Options granted, vesting period			3 years	3 years
Options issued (in shares) | Subsequent Event
Subsequent Event [Line Items]
Stock option annual vesting percentage	33.33%
Options granted, vesting period	3 years
Tranche One | Options issued (in shares) | Subsequent Event
Subsequent Event [Line Items]
Granted during the year (in dollars per share) | $ / shares	$ 5.10
Options granted, vesting period	1 year
Tranche Two | Options issued (in shares) | Subsequent Event
Subsequent Event [Line Items]
Granted during the year (in dollars per share) | $ / shares	$ 7.60
Options granted, vesting period	2 years
Tranche Three | Options issued (in shares) | Subsequent Event
Subsequent Event [Line Items]
Granted during the year (in dollars per share) | $ / shares	$ 10.20
Options granted, vesting period	3 years